TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current	$ 11	$ 7	$ 153
Deferred	(20)	(514)	41
Taxes on income, net, as reported in the statements of operations	(9)	(507)	194
Foreign	(12)	63	57
Domestic	$ 3	$ (570)	$ 137